Acquisition of Mason (Narrative) (Details) - Mason Resources Corp. ("Mason") $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended
	Dec. 18, 2018 USD ($)	Dec. 19, 2018 USD ($)	Dec. 19, 2018 CAD ($) $ / shares	Dec. 18, 2018 CAD ($)
Statements [Line Items]
Acquisition cost per share			$ 0.40
Total cash consideration, including transaction costs		$ 20,797	$ 27,972
Cash		20,126	27,070
Transaction costs		$ 671	$ 902
Equity instruments held	$ 3,228			$ 4,342
Ownership percentage	13.80%